UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Redwood Capital Management, LLC

Address:    910 Sylvan Avenue
            Englewood Cliffs, NJ 07632

13F File Number: 28-11114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jonathan Kolatch
Title:      Managing Member
Phone:      (201) 227-5040

Signature, Place and Date of Signing:


/s/ Jonathan Kolatch          Englewood Cliffs, NJ           August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $363,445
                                      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                  Redwood Capital Management, LLC
                                                           June 30, 2012
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8

                                                            VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)   PRN AMT   PRN CALL   DISCRETION  MNGRS    SOLE     SHARED NONE
--------------                --------------     -----      -------   -------   --- ----   ----------  -----    ----     ------ ----
AETNA INC NEW                 COM              00817Y108    1,163        30,000  SH        SOLE        NONE        30,000
AMERICAN CAP LTD              COM              02503Y103   10,513     1,045,000  SH        SOLE        NONE     1,045,000
AMERICAN INTL GROUP INC       COM NEW          026874784   48,135     1,500,000  SH        SOLE        NONE     1,500,000
BP PLC                        SPONSORED ADR    055622104   18,243       450,000  SH        SOLE        NONE       450,000
CENTRAL PAC FINL CORP         COM NEW          154760409   10,623       752,361  SH        SOLE        NONE       752,361
CIGNA CORPORATION             COM              125509109   30,756       699,000  SH        SOLE        NONE       699,000
CITIGROUP INC                 COM NEW          172967424    1,371        50,000  SH        SOLE        NONE        50,000
DANA HLDG CORP                COM              235825205   14,874     1,161,096  SH        SOLE        NONE     1,161,096
DECKERS OUTDOOR CORP          COM              243537107    7,922       180,000  SH        SOLE        NONE       180,000
DELPHI AUTOMOTIVE PLC         SHS              G27823106   44,954     1,762,900  SH        SOLE        NONE     1,762,900
EXPRESS SCRIPTS HLDG CO       COM              30219G108    2,792        50,000  SH        SOLE        NONE        50,000
GENERAL MTRS CO               *W EXP 07/10/201 37045V118      225        20,443  SH        SOLE        NONE        20,443
GENERAL MTRS CO               *W EXP 07/10/201 37045V126      139        20,443  SH        SOLE        NONE        20,443
GENERAL MTRS CO               JR PFD CNV SRB   37045V209      664        20,000  SH        SOLE        NONE        20,000
GREEN MTN COFFEE ROASTERS IN  COM              393122106    2,178       100,000  SH        SOLE        NONE       100,000
GREEN PLAINS RENEWABLE ENERG  COM              393222104    4,082       654,111  SH        SOLE        NONE       654,111
HARTFORD FINL SVCS GROUP INC  COM              416515104    1,763       100,000  SH        SOLE        NONE       100,000
HEADWATERS INC                COM              42210P102    3,118       605,400  SH        SOLE        NONE       605,400
HEWLETT PACKARD CO            COM              428236103    1,006        50,000  SH        SOLE        NONE        50,000
JPMORGAN CHASE & CO           COM              46625H100   12,505       350,000  SH        SOLE        NONE       350,000
LEAR CORP                     COM NEW          521865204   29,761       788,800  SH        SOLE        NONE       788,800
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100    8,054       200,000  SH        SOLE        NONE       200,000
MACYS INC                     COM              55616P104    3,252        94,673  SH        SOLE        NONE        94,673
MDC PARTNERS INC              CL A SUB VTG     552697104    4,415       389,292  SH        SOLE        NONE       389,292
MERCER INTL INC               COM              588056101    5,293       927,000  SH        SOLE        NONE       927,000
MICROSOFT CORP                COM              594918104   18,354       600,000  SH        SOLE        NONE       600,000
NEWS CORP                     CL B             65248E203    4,504       200,000  SH        SOLE        NONE       200,000
NORTEL INVERSORA S A          SPON ADR PFD B   656567401    6,911       442,435  SH        SOLE        NONE       442,435
PRUDENTIAL FINL INC           COM              744320102   16,176       334,000  SH        SOLE        NONE       334,000
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS R   780097747    8,528       489,260  SH        SOLE        NONE       489,260
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SHS Q   780097754      245        13,592  SH        SOLE        NONE        13,592
ROYAL BK SCOTLAND GROUP PLC   ADR PFD SER P    780097762    2,021       115,545  SH        SOLE        NONE       115,545
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N   780097770    4,609       267,209  SH        SOLE        NONE       267,209
TELECOM ARGENTINA S A         SPON ADR REP B   879273209    1,772       150,000  SH        SOLE        NONE       150,000
UNITED CONTL HLDGS INC        COM              910047109   13,387       550,230  SH        SOLE        NONE       550,230
WELLPOINT INC                 COM              94973V107   19,137       300,000  SH        SOLE        NONE       300,000

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